UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Strategy Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: October 1, 2025 – March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guggenheim Strategy Fund II

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
$11	0.22%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Guggenheim Strategy Fund II	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,355	$10,044	$10,030
3/31/18	$10,621	$10,165	$10,135
3/31/19	$10,868	$10,620	$10,347
3/31/20	$10,829	$11,569	$10,562
3/31/21	$11,441	$11,651	$10,572
3/31/22	$11,405	$11,168	$10,578
3/31/23	$11,673	$10,633	$10,853
3/31/24	$12,539	$10,814	$11,436
3/31/25	$13,405	$11,342	$12,011
3/31/26	$14,043	$11,835	$12,506

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Guggenheim Strategy Fund II	1.92%	4.76%	4.19%	3.45%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.90%	4.13%	3.42%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Strategy Fund II | GFSBX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$127,727,847
  Total Number of Portfolio Holdings218
  Portfolio Turnover Rate24%

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.7%
Interest Rate Futures Contracts Sold Short	-4.9%
Interest Rate Futures Contracts Purchased	4.9%
Collateralized Mortgage Obligations - Other	9.0%
Asset-Backed Securities - Other	10.3%
Asset-Backed Securities - Collateralized Loan Obligations	12.3%
Corporate Bonds - Other	16.8%
Corporate Bonds - Financial	19.3%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	23.7%
Centrally Cleared Interest Rate Swap Agreements	25.4%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH, 5.58% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38	2.7%
Brighthouse Financial Global Funding 5.55% due 04/09/27	2.1%
AEGON Funding Co. LLC 5.50% due 04/16/27	2.1%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.0%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	2.0%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	1.9%
F&G Global Funding 5.88% due 06/10/27	1.7%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.6%
Universal Health Services, Inc. 1.65% due 09/01/26	1.5%
Mutual of Omaha Companies, Global Funding 5.35% due 04/09/27	1.4%
Total	19.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GFSBX-033126

Guggenheim Investments

Guggenheim Strategy Fund III

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
$8	0.15%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Guggenheim Strategy Fund III	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,424	$10,044	$10,030
3/31/18	$10,706	$10,165	$10,135
3/31/19	$10,938	$10,620	$10,347
3/31/20	$10,916	$11,569	$10,562
3/31/21	$11,602	$11,651	$10,572
3/31/22	$11,549	$11,168	$10,578
3/31/23	$11,807	$10,633	$10,853
3/31/24	$12,682	$10,814	$11,436
3/31/25	$13,538	$11,342	$12,011
3/31/26	$14,208	$11,835	$12,506

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Guggenheim Strategy Fund III	2.03%	4.95%	4.14%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.90%	4.13%	3.42%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Strategy Fund III | GFSCX

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$130,075,302
  Total Number of Portfolio Holdings246
  Portfolio Turnover Rate26%

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	5.0%
Collateralized Mortgage Obligations - Other	6.7%
Asset-Backed Securities - Collateralized Loan Obligations	10.3%
Asset-Backed Securities - Other	13.4%
Corporate Bonds - Other	15.0%
Corporate Bonds - Financial	18.4%
Centrally Cleared Interest Rate Swap Agreements	25.6%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	27.9%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Brighthouse Financial Global Funding 5.55% due 04/09/27	2.1%
AEGON Funding Co. LLC 5.50% due 04/16/27	2.1%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.0%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	1.9%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	1.7%
Anchorage Credit Funding 4 Ltd. 2016-4A AR, 2.72% due 04/27/39	1.7%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	1.5%
Universal Health Services, Inc. 1.65% due 09/01/26	1.5%
F&G Global Funding 5.88% due 06/10/27	1.5%
Icon Investments Six DAC 5.81% due 05/08/27	1.4%
Total	17.4%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/mutual-funds/literature or call 800 820 0888.

SA-GFSCX-033126

Guggenheim Investments

Guggenheim Variable Insurance Strategy Fund III

Variable Annuity

Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period from October 1, 2025 to March 31, 2026. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Fund Performance

How did the Fund perform over the last 10 years?

Cumulative performance◊ for the fund’s most recently completed 10 years (as of March 31, 2026), assuming a $10,000 initial investment.

Table Summary
	Guggenheim Variable Insurance Strategy Fund III	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,434	$10,044	$10,030
3/31/18	$10,721	$10,165	$10,135
3/31/19	$10,955	$10,620	$10,347
3/31/20	$10,890	$11,569	$10,562
3/31/21	$11,555	$11,651	$10,572
3/31/22	$11,506	$11,168	$10,578
3/31/23	$11,761	$10,633	$10,853
3/31/24	$12,627	$10,814	$11,436
3/31/25	$13,485	$11,342	$12,011
3/31/26	$14,112	$11,835	$12,506

Average Annual Total Returns⋄ as of March 31, 2026

Table Summary
Average Annual Total Returns	6 Month ~	One Year	Five Years	Ten Years
Guggenheim Variable Insurance Strategy Fund III	1.96%	4.66%	4.08%	3.50%
Bloomberg U.S. Aggregate Bond Index	1.05%	4.35%	0.31%	1.70%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.90%	4.13%	3.42%	2.26%

The fund's past performance is not a good predictor of the fund's future performance.

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Table Summary
⋄
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Bloomberg 1-3 Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

~	6 month returns are not annualized.

Guggenheim Investments

Guggenheim Variable Insurance Strategy Fund III | Variable Annuity

Semi Annual Shareholder Report | March 31, 2026

Fund Statistics as of March 31, 2026

  Net Assets$36,479,375
  Total Number of Portfolio Holdings148
  Portfolio Turnover Rate32%

What did the Fund invest in?

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.6%
Collateralized Mortgage Obligations - Other	9.4%
Asset-Backed Securities - Collateralized Loan Obligations	17.1%
Centrally Cleared Interest Rate Swap Agreements	21.2%
Asset-Backed Securities - Other	27.9%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	38.0%

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Anchorage Credit Funding 4 Ltd. 2016-4A AR, 2.72% due 04/27/39	3.3%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.8%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	2.7%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	2.5%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	2.4%
Cerberus Loan Funding XXXII, LP 2021-2A A, 5.55% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33	2.3%
MTN Commercial Mortgage Trust 2022-LPFL, 6.62% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39	2.2%
OBX Trust 2024-NQM5, 5.99% due 01/25/64	1.7%
Owl Rock CLO IV Ltd. 2020-4A A1R, 5.52% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33	1.6%
Triton Container Finance VIII LLC 2021-1A, 1.86% due 03/20/46	1.5%
Total	23.0%
Footnote	Description
Footnote[1]	Holdings Diversification (Market Exposure as a % of Net Assets) excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.
Footnote[2]	10 Largest Holdings (as a % of Net Assets) excludes any temporary cash or derivative instruments.

Availability of Additional Information

For additional information, including the fund’s prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or call 800 820 0888.

SA-C000141592-033126

Guggenheim Investments

(b)	Not applicable.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not required at this time.

Item 6. Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual Financial Statements and Financial Highlights are attached herewith.

3.31.2026

Guggenheim Strategy Funds Trust Semi-Annual Financial Report

Guggenheim Strategy Funds
Guggenheim Strategy Fund II
Guggenheim Strategy Fund III
Guggenheim Variable Insurance Strategy Fund III

GuggenheimInvestments.com	GSFT-SEMI-0326x0926

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

TABLE OF CONTENTS

ITEM 7: FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (SEMI-ANNUAL FINANCIAL REPORT)
GUGGENHEIM STRATEGY FUND II	2
GUGGENHEIM STRATEGY FUND III	19
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III	37
NOTES TO FINANCIAL STATEMENTS	50
OTHER INFORMATION	66
ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	67
ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES	68
ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES	69
ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	70

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Charles Schwab Corp.
4.00%	200,000	$198,639
Total Preferred Stocks
(Cost $199,000)		198,639

	FACE AMOUNT
CORPORATE BONDS - 36.1%
FINANCIAL - 19.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[a]	$2,700,000	2,717,371
AEGON Funding Co. LLC
5.50% due 04/16/27[a]	2,600,000	2,622,866
F&G Global Funding
5.88% due 06/10/27[a]	2,100,000	2,124,641
Mutual of Omaha Companies, Global Funding
5.35% due 04/09/27[a]	1,750,000	1,765,386
Standard Chartered plc
5.69% due 05/14/28[a,b]	1,600,000	1,618,924
HSBC Holdings plc
5.60% due 05/17/28[b]	1,600,000	1,617,974
Jackson National Life Global Funding
5.60% due 04/10/26[a]	1,600,000	1,600,365
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,564,314
CNO Global Funding
5.88% due 06/04/27[a]	1,060,000	1,074,494
Barclays plc
4.22% due 05/24/30[b]	1,050,000	1,033,718
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26[a]	900,000	890,264
Cooperatieve Rabobank UA
4.66% due 08/22/28[a,b]	850,000	851,693
Mizuho Financial Group, Inc.
5.41% due 09/13/28[b]	800,000	810,788
Societe Generale S.A.
5.52% due 01/19/28[a,b]	800,000	805,326
Lincoln Financial Global Funding
4.20% due 01/12/29[a]	700,000	692,169
SLM Corp.
3.13% due 11/02/26	600,000	594,469
Nationwide Building Society
4.65% due 07/14/29[a,b]	550,000	550,496
Host Hotels & Resorts, LP
4.25% due 12/15/28	325,000	321,148
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[a]	300,000	300,433
Protective Life Corp.
4.70% due 01/15/31[a]	300,000	297,110
Gabx Leasing LLC
4.63% due 04/15/31[a]	300,000	295,744
American National Group, Inc.
5.00% due 06/15/27	240,000	238,680
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,517
Voya Global Funding
4.60% due 11/24/30[a]	150,000	147,734
Total Financial		24,711,624
CONSUMER, NON-CYCLICAL - 7.2%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,926,699
Element Fleet Management Corp.
6.27% due 06/26/26[a]	1,700,000	1,704,428
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,608,101
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,602,963
IQVIA, Inc.
5.00% due 05/15/27[a]	1,000,000	996,220
Triton Container International Ltd.
2.05% due 04/15/26[a]	900,000	899,038
Medline Borrower, LP
3.88% due 04/01/29[a]	190,000	183,799
U.S. Foods, Inc.
7.25% due 01/15/32[a]	150,000	155,215
Block, Inc.
2.75% due 06/01/26	150,000	149,316
Total Consumer, Non-cyclical		9,225,779
INDUSTRIAL - 3.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
5.35% due 01/12/27[a]	1,650,000	1,658,825
Weir Group plc
2.20% due 05/13/26[a]	950,000	946,755
Vontier Corp.
1.80% due 04/01/26	850,000	850,000
Jabil, Inc.
1.70% due 04/15/26	250,000	249,680
4.25% due 05/15/27	250,000	249,358
Total Industrial		3,954,618
CONSUMER, CYCLICAL - 2.1%
Live Nation Entertainment, Inc.
6.50% due 05/15/27[a]	900,000	901,145
LG Electronics, Inc.
5.63% due 04/24/27[a]	850,000	859,941
LG Energy Solution Ltd.
5.00% due 04/02/29[a]	400,000	400,544
Air Canada
3.88% due 08/15/26[a]	330,000	328,355
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[a]	150,000	146,622

2 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	FACE AMOUNT	VALUE
CORPORATE BONDS - 36.1% (continued)
CONSUMER, CYCLICAL - 2.1% (continued)
Newell Brands, Inc.
6.38% due 09/15/27	$84,000	$84,410
Total Consumer, Cyclical		2,721,017
UTILITIES - 1.4%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,751,442
TECHNOLOGY - 1.4%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,433,089
Salesforce, Inc.
4.65% due 03/15/29	300,000	300,621
Total Technology		1,733,710
COMMUNICATIONS - 1.3%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,474,421
Match Group Holdings II LLC
4.13% due 08/01/30[a]	150,000	139,010
Total Communications		1,613,431
ENERGY - 0.3%
Buckeye Partners, LP
3.95% due 12/01/26	250,000	247,483
Venture Global Plaquemines LNG LLC
6.13% due 12/15/30[a]	125,000	128,553
Total Energy		376,036
Total Corporate Bonds
(Cost $45,976,671)		46,087,657

COLLATERALIZED MORTGAGE OBLIGATIONS - 32.7%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.7%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[a,c]	1,748,820	1,758,010
2024-NQM6, 6.45% due 02/25/64[a,c]	886,279	894,523
2024-NQM8, 6.23% due 05/25/64[a,c]	885,567	892,967
2024-NQM7, 6.24% due 03/25/64[a,c]	854,738	861,411
2024-NQM1, 6.25% due 11/25/63[a,c]	386,217	387,555
2026-NQM5, 5.43% (WAC) due 01/25/66◊,a	150,000	149,999
2025-R1, 5.09% due 09/25/62[a,c]	95,977	95,251
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[a]	1,046,031	1,046,364
2021-GS4, 5.65% due 11/25/60[a]	822,509	823,019
2021-GS2, 5.75% due 04/25/61[a]	395,752	396,443
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,a	994,670	931,073
2026-VIS1, 4.79% (WAC) due 06/25/66◊,a	744,740	738,519
2026-CES1, 4.91% due 06/25/56[a,c]	339,631	336,913
FIGRE Trust
2026-HE1, 4.98% (WAC) due 01/25/56◊,a	481,042	477,089
2026-HE1, 5.18% (WAC) due 01/25/56◊,a	481,042	476,119
2024-HE5, 5.44% (WAC) due 10/25/54◊,a	351,531	352,991
2025-HE8, 5.21% (WAC) due 11/25/55◊,a	275,210	273,485
2026-HE2, 5.05% (WAC) due 01/25/56◊,a	147,420	146,204
New Residential Mortgage Loan Trust
2020-1A, 3.50% (WAC) due 10/25/59◊,a	627,317	587,422
2018-2A, 3.50% (WAC) due 02/25/58◊,a	569,209	542,664
2025-NQM3, 5.53% (WAC) due 05/25/65◊,a	393,957	395,871
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[a,c]	787,410	792,775
2023-NQM3, 6.89% due 08/25/68[a,c]	273,350	275,001
2025-NQM4, 5.53% due 06/25/70[a]	256,477	257,353
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[a]	1,245,636	1,246,335
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,232,020	1,174,989
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,a	1,228,056	1,154,632
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[a,c]	513,644	517,350
2022-1, 3.29% (WAC) due 12/25/66◊,a	441,623	400,110
2025-12, 5.14% due 12/25/70[a,c]	192,058	190,622
NLT Trust
2026-NQM1, 6.61% due 02/25/71[a]	950,000	993,219
Verus Securitization Trust
2021-6, 1.89% (WAC) due 10/25/66◊,a	483,446	423,681
2025-12, 5.37% due 12/25/70[a,c]	294,884	293,680
2021-3, 1.44% (WAC) due 06/25/66◊,a	162,292	145,127
HOMES Trust
2026-NQM1, 4.80% due 09/25/70[a]	479,337	475,530

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.7% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 23.7% (continued)
2024-AFC2, 5.58% (WAC) due 10/25/59◊,a	$354,905	$356,031
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,a	700,000	654,107
2026-INV2, 5.63% due 04/25/61[a,c]	175,000	175,963
Towd Point Mortgage Trust
2026-CES1, 4.96% due 01/25/66[a,c]	635,074	631,102
2018-2, 3.25% (WAC) due 03/25/58◊,a	129,940	128,880
CSMC Trust
2021-RPL4, 4.15% (WAC) due 12/27/60◊,a	414,532	413,075
2020-NQM1, 2.21% due 05/25/65[a]	303,860	291,806
NovaStar Mortgage Funding Trust
2007-2, 3.99% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/37◊	658,913	652,804
Structured Asset Securities Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	662,182	647,854
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	637,121	624,451
PMT Loan Trust
2026-CNF3, 5.50% (WAC) due 04/25/57◊,a	300,000	299,579
2025-INV8, 6.00% (WAC) due 07/25/56◊,a	286,097	289,750
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM9, 5.22% due 09/25/70[a,c]	559,488	556,467
Alternative Loan Trust
2007-OA7, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	546,376	506,880
HarborView Mortgage Loan Trust
2006-14, 4.09% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	487,049	464,664
Archwest Mortgage Trust
2025-RTL1, 5.20% due 10/25/40[a,c]	400,000	399,139
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,a	352,815	348,136
Cross Mortgage Trust
2026-NQM3, 5.13% (WAC) due 03/25/71◊,a	200,000	200,286
2026-NQM1, 4.95% due 02/25/61[a,c]	147,617	145,896
PRPM LLC
2026-1, 5.19% due 02/25/31[a]	196,097	194,027
2026-2, 5.09% due 02/25/31[a,c]	119,288	118,909
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[a,c]	287,859	289,518
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	221,739	219,368
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due 12/25/65◊,a	197,724	197,021
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due 01/25/56[a,c]	195,470	193,561
Provident Funding Mortgage Trust
2026-1, 5.00% (WAC) due 01/25/56◊,a	147,537	145,529
BRAVO Residential Funding Trust
2025-NQM7, 5.46% (WAC) due 07/25/65◊,a	129,784	130,198
ACHM Trust
2025-HE3, 5.20% (WAC) due 11/25/55◊,a	95,050	94,274
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,a,d	28,711	27,412
Banc of America Funding Trust
2015-R2, 4.05% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,a,d	14,672	14,658
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,a,d	9,919	9,881
Total Residential Mortgage-Backed Securities		30,325,522
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1%
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.58% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,a	3,900,000	3,406,535
WMRK Commercial Mortgage Trust
2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,a	2,493,022	2,493,022
BX Commercial Mortgage Trust
2022-LP2, 5.23% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,a	770,000	769,519

4 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 32.7% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.1% (continued)
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,e	$41,993,803	$681,908
BX Trust
2025-VOLT, 5.37% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 12/15/44◊,a	450,000	448,594
BXHPP Trust
2021-FILM, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,a	500,000	433,750
Benchmark Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,e	21,262,362	390,796
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,e	32,723,825	320,320
Life Mortgage Trust
2021-BMR, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,a	101,460	100,445
Total Commercial Mortgage-Backed Securities		9,044,889
GOVERNMENT AGENCY - 1.9%
Freddie Mac
5.00% due 07/25/55[d]	1,000,000	998,832
Fannie Mae
6.50% due 04/25/49	486,468	490,473
5.00% due 05/25/52	245,764	245,154
Ginnie Mae
4.50% due 02/20/56	644,230	631,407
Total Government Agency		2,365,866
Total Collateralized Mortgage Obligations
(Cost $43,306,965)		41,736,277

ASSET-BACKED SECURITIES - 22.6%
COLLATERALIZED LOAN OBLIGATIONS - 12.3%
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,a	2,500,000	2,492,564
2026-FL6 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43◊,a	100,000	99,199
FS Rialto
2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,a	2,000,000	1,996,846
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,a	1,654,712	1,653,311
STWD LLC
2025-FL4 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 11/19/42◊,a	1,250,000	1,243,775
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.55% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,a	840,999	841,671
Madison Park Funding XLVIII Ltd.
2021-48A BR, 5.22% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/19/39◊,a	650,000	649,321
PFP Ltd.
2026-13 AS, 5.33% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 08/18/43◊,a	650,000	648,882
ACRES Commercial Realty Issuer LLC
2026-FL4 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/18/44◊,a	650,000	648,314
Cerberus Loan Funding 53 LLC
2025-4A B, 5.43% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/38◊,a	650,000	647,947
Acrec LLC
2026-FL4 AS, 5.28% (1 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 01/18/43◊,a	650,000	647,918
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 10/20/34◊,a	650,000	647,712
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 01/22/38◊,a	600,000	597,154
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 04/15/39◊,a	300,000	299,999
2025-3A A, 5.07% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,a	250,000	248,952

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 22.6% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 12.3% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2019-1A A1R, 5.63% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,a	$540,291	$541,632
CIFC Funding Ltd.
2015-4A A2R3, 5.09% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 01/17/39◊,a	500,000	497,504
Golub Capital Partners CLO 49M Ltd.
2020-49A A2R2, 5.35% (3 Month Term SOFR + 1.68%, Rate Floor: 1.68%) due 07/20/38◊,a	300,000	300,017
AREIT Ltd.
2025-CRE11 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/25/43◊,a	300,000	299,019
LRECS LLC
2025-CRE1 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43◊,a	200,000	199,587
GS REFT Issuer Ltd.
2026-FL1 A, 5.17% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/19/43◊,a	150,000	150,000
Eldridge CLO Ltd.
2025-2A A2, 5.09% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 01/20/39◊,a	150,000	149,252
FS Rialto Issuer LLC
2026-FL11 AS, 5.33% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 01/19/44◊,a	100,000	99,658
Sound Point CLO XIX Ltd.
2018-1A A, 4.93% (3 Month Term SOFR + 1.26%) due 04/15/31◊,a	62,104	62,057
Total Collateralized Loan Obligations		15,662,291
NET LEASE - 2.8%
Oak Street Investment Grade Net Lease Fund
2020-1A, 1.85% due 11/20/50[a]	2,694,066	2,452,376
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[a]	942,448	574,122
Capital Automotive REIT
2024-2A, 4.90% due 05/15/54[a]	563,000	562,703
Total Net Lease		3,589,201
TRANSPORT-CONTAINER - 2.4%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[a]	1,725,000	1,593,911
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[a]	593,333	557,589
2020-1A, 2.73% due 08/21/45[a]	215,804	208,034
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[a]	739,239	685,315
Total Transport-Container		3,044,849
SINGLE FAMILY RESIDENCE - 2.0%
STAR Trust
2025-SFR6, 5.07% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,a	750,000	750,000
2026-SFR7, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 05/17/43◊,a	300,000	300,000
FirstKey Homes Trust
2022-SFR1, 4.49% due 05/19/39[a]	750,000	745,566
Progress Residential Trust
2025-SFR6, 4.00% due 12/17/42[a]	650,000	613,617
Tricon Residential Trust
2025-SFR2, 5.42% due 08/17/44[a]	174,826	173,539
Total Single Family Residence		2,582,722
TRANSPORT-AIRCRAFT - 1.4%
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[a]	673,365	639,494
Slam Ltd.
2021-1A, 2.43% due 06/15/46[a]	515,900	489,066
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[a]	275,029	273,659
MAPS Trust
2026-1A, 5.20% due 01/15/51[a]	246,970	241,241
FTAI Aircraft Leasing Offshore SPV, LP
due 03/27/31[f]	147,373	147,373
Total Transport-Aircraft		1,790,833
INFRASTRUCTURE - 1.4%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[a]	1,233,000	1,220,408

6 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 22.6% (continued)
INFRASTRUCTURE - 1.4% (continued)
VB-S1 Issuer LLC
2026-1A, 4.69% due 03/15/56[a]	$500,000	$491,272
Total Infrastructure		1,711,680
FINANCIAL - 0.2%
Ceamer Finance LLC
6.17% (WAC) due 12/15/40[d]	300,000	298,378
UNSECURED CONSUMER LOANS - 0.1%
GreenSky Home Improvement Issuer Trust
2025-3A, 4.86% due 12/27/60[a]	150,000	149,508
Total Asset-Backed Securities
(Cost $29,667,681)		28,829,462

REPURCHASE AGREEMENTS[g] - 4.1%
Bank of America Securities, Inc. issued
03/31/26 at 3.65% due 04/01/26	1,732,320	1,732,320
J.P. Morgan Securities LLC issued
03/31/26 at 3.66% due 04/01/26	1,443,600	1,443,600
BNP Paribas issued
03/31/26 at 3.65% due 04/01/26	1,299,240	1,299,240
Bank of Montreal issued
03/31/26 at 3.63% due 04/01/26	750,672	750,672
Total Repurchase Agreements
(Cost $5,225,832)		5,225,832

SENIOR FLOATING RATE INTERESTS - 0.6%
FINANCIAL - 0.5%
Citadel Securities Global Holdings LLC
5.70% (3 Month Term SOFR + 2.00%) due 10/31/31◊	323,431	323,612
Jane Street Group LLC
5.67% (3 Month Term SOFR + 2.00%) due 12/15/31◊	293,041	287,348
Total Financial		610,960
TECHNOLOGY - 0.1%
World Wide Technology Holding Co. LLC
5.67% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 03/01/30◊	218,142	216,916
Total Senior Floating Rate Interests
(Cost $833,259)		827,876

U.S. TREASURY BILLS - 0.6%
U.S. Treasury Bills
3.65% due 04/14/26[h,i]	750,000	749,013
Total U.S. Treasury Bills
(Cost $749,013)		749,013

	CONTRACTS/ NOTIONAL VALUE
OTC INTEREST RATE SWAPTIONS PURCHASED[j] - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	489,000	2,678
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	437,000	2,011
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	326,000	1,490
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	271,000	1,484
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	272,000	1,245
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	272,000	1,245
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	327,000	1,214
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	214,000	985
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	163,000	891
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	163,000	891
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	163,000	745
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	163,000	605

Total OTC Interest Rate Swaptions Purchased
(Cost $15,348)		15,484

Total Investments - 96.8%
(Cost $125,973,769)		$123,670,240

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

	CONTRACTS/ NOTIONAL VALUE	VALUE
OTC INTEREST RATE SWAPTIONS WRITTENj - (0.0)%
Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	163,000	$(474)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	163,000	(475)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	163,000	(619)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	163,000	(619)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	214,000	(627)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	326,000	(947)
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	327,000	(953)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	272,000	(1,035)
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	437,000	(1,269)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	489,000	(1,861)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	543,000	(2,067)
Total Interest Rate Swaptions		(10,946)

Total OTC Interest Rate Swaptions Written
(Premium received $14,559)		(10,946)

Other Assets & Liabilities, net - 3.2%		4,068,553
Total Net Assets - 100.0%		$127,727,847

◊	Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[a]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $89,873,554 (cost $91,397,858), or 70.4% of total net assets.
[b]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[c]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
[d]	Value determined based on Level 3 inputs — See Note 4.
[e]	Security is an interest-only strip.
[f]	Security has no stated coupon.
[g]	Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[h]	Rate indicated is the effective yield at the time of purchase.
[i]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2026.
[j]	Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.

LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

8 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

Futures Contracts

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
Description	Contracts	Date	Amount	(Depreciation)[a]
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts	26	Dec 2027	$6,278,675	$(25,804)

Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts	26	Dec 2026	6,263,725	$34,351

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)[a]
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.61%	Annually	04/02/36	$4,000,000	$2,922	$—	$2,922
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/33	1,500,000	1,066	—	1,066
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.86%	Annually	04/02/36	500,000	438	—	438
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	26,500,000	(218,821)	116	(218,937)
								$(214,395)	$116	$(214,511)

OTC Interest Rate Swaptions Purchased

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/28/26	3.38%	$489,000	$2,678
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/28/26	3.43%	437,000	2,011
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/24/26	3.43%	326,000	1,490
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/28/26	3.38%	271,000	1,484
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.25%	12/28/26	3.25%	272,000	1,245
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.25%	12/28/26	3.25%	272,000	1,245
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.30%	09/25/26	3.30%	327,000	1,214

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

OTC Interest Rate Swaptions Purchased (continued)

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/28/26	3.43%	$214,000	$985
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/24/26	3.38%	163,000	891
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/24/26	3.38%	163,000	891
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/24/26	3.43%	163,000	745
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.30%	09/25/26	3.30%	163,000	605
								$15,484

OTC Interest Rate Swaptions Written

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	$163,000	$(474)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/25/26	3.95%	163,000	(475)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/24/26	3.95%	163,000	(619)
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/24/26	3.95%	163,000	(619)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/28/26	3.95%	214,000	(627)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	326,000	(947)
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/25/26	3.95%	327,000	(953)
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	272,000	(1,035)
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	437,000	(1,269)

10 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

OTC Interest Rate Swaptions Written (continued)

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	$489,000	$(1,861)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	543,000	(2,067)
								$(10,946)

[a]	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Assets)	Prices	Inputs	Inputs	Total
Preferred Stocks	$—	$198,639	$—	$198,639
Corporate Bonds	—	46,087,657	—	46,087,657
Collateralized Mortgage Obligations	—	40,685,494	1,050,783	41,736,277
Asset-Backed Securities	—	28,531,084	298,378	28,829,462
Repurchase Agreements	—	5,225,832	—	5,225,832
Senior Floating Rate Interests	—	827,876	—	827,876
U.S. Treasury Bills	—	749,013	—	749,013
Interest Rate Swaptions Purchased	—	15,484	—	15,484
Interest Rate Futures Contracts[a]	34,351	—	—	34,351
Interest Rate Swap Agreements[a]	—	4,426	—	4,426
Total Assets	$34,351	$122,325,505	$1,349,161	$123,709,017

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Liabilities)	Prices	Inputs	Inputs	Total
Interest Rate Swaptions Written	$—	$10,946	$—	$10,946
Interest Rate Futures Contracts[a]	25,804	—	—	25,804
Interest Rate Swap Agreements[a]	—	218,937	—	218,937
Total Liabilities	$25,804	$229,883	$—	$255,687

[a]	Reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$298,378	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	998,832	Third Party Pricing	Trade Price	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

Category	Ending Balance at March 31, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Collateralized Mortgage Obligations	$51,951	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,349,161

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of $51,951 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Total realized gains (losses) included in earnings
Assets
Asset-Backed Securities	$209,826	$300,000	$(210,499)	$—
Collateralized Mortgage Obligations	—	1,003,698	(4,167)	—
Total Assets	$209,826	$1,303,698	$(214,666)	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers into Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2026
Assets
Asset-Backed Securities	$(949)	$—	$298,378	$(1,622)
Collateralized Mortgage Obligations	(699)	51,951	1,050,783	(699)
Total Assets	$(1,648)	$51,951	$1,349,161	$(2,321)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70	6.14%	11/01/29
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40	6.16%	04/25/28

12 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56	5.85%	02/01/30
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61	5.95%	01/01/30
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56	5.91%	01/01/30
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70	6.22%	11/01/29
NYMT Loan Trust 2026-INV2, 5.63% due 04/25/61	6.63%	03/01/30
OBX Trust 2025-R1, 5.09% due 09/25/62	6.09%	11/01/29
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM1, 6.25% due 11/25/63	7.25%	12/01/27
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
PRPM LLC 2026-2, 5.09% due 02/25/31	8.09%	02/01/29
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66	6.13%	01/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70	6.37%	12/01/29

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2026, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America Securities, Inc. 3.65% Due 04/01/2026	$1,732,320	$1,732,496	U.S. Treasury Bond 1.38% Due 11/15/40	$800	$518
			U.S. Treasury Note 2.75% Due 07/31/27	100	99
			U.S. Treasury Strips 0.00% Due 08/15/28 - 11/15/33	1,936,670	1,766,350
				1,937,570	1,766,967
J.P. Morgan Securities LLC 3.66% Due 04/01/2026	1,443,600	1,443,747	U.S. Treasury Note 3.88% Due 03/31/28	1,470,600	1,472,712
BNP Paribas 3.65% Due 04/01/2026	1,299,240	1,299,372	U.S. Treasury Inflation-Protected Security 1.88% Due 07/15/34	937,600	980,120

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2026
GUGGENHEIM STRATEGY FUND II

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
			U.S. Treasury Note 3.63% - 4.25% Due 01/31/29 - 07/31/31	$27,800	$27,522
			U.S. Treasury Strips 0.00% Due 08/15/26 - 05/15/49	870,821	317,815
				1,836,221	1,325,457
Bank of Montreal 3.63% Due 04/01/2026	$750,672	$750,748	U.S. Treasury Bond 4.63% Due 11/15/45	780,500	765,778

14 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
GUGGENHEIM STRATEGY FUND II

March 31, 2026

ASSETS:
Investments, at value (cost $120,747,937)	$118,444,408
Repurchase agreements, at value (cost $5,225,832)	5,225,832
Foreign currency, at value (cost $581)	556
Cash	5,031,713
Segregated cash due from broker	10,000
Prepaid expenses	3,035
Receivables:
Interest	1,012,042
Investments sold	949,357
Foreign tax reclaims	8,650
Total assets	130,685,593

LIABILITIES:
Options written, at value (premiums received $14,559)	10,946
Payable for:
Investments purchased	2,614,559
Distributions to shareholders	231,340
Variation margin on interest rate swap agreements	17,445
Transfer agent fees	3,452
Variation margin on futures contracts	975
Fund accounting	58
Other liabilities	78,971
Total liabilities	2,957,746
NET ASSETS	$127,727,847

NET ASSETS CONSIST OF:
Paid-in capital	$132,416,839
Total distributable earnings (loss)	(4,688,992)
Net assets	$127,727,847
Capital shares outstanding	5,163,031
Net asset value per share	$24.74

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

STATEMENT OF OPERATIONS (Unaudited)
GUGGENHEIM STRATEGY FUND II

Six Months Ended March 31, 2026

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $300)	$3,366,515
Total investment income	3,366,515

EXPENSES:
Professional fees	68,941
Fund accounting fees	16,169
Trustees’ fees and expenses*	14,546
Custodian fees	11,328
Insurance	7,271
Transfer agent fees	5,984
Miscellaneous	12,862
Total expenses	137,101
Net expenses	137,101
Net investment income	3,229,414
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	47,358
Swap agreements	(237,724)
Foreign currency transactions	58
Net realized loss	(190,308)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,136,815)
Swap agreements	522,420
Futures contracts	8,547
Options purchased	136
Options written	3,613
Foreign currency translations	(71)
Net change in unrealized appreciation (depreciation)	(602,170)
Net realized and unrealized loss	(792,478)
Net increase in net assets resulting from operations	$2,436,936

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

16 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
GUGGENHEIM STRATEGY FUND II

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,229,414	$9,145,164
Net realized gain (loss) on investments	(190,308)	584,582
Net change in unrealized appreciation (depreciation) on investments	(602,170)	57,994
Net increase in net assets resulting from operations	2,436,936	9,787,740

Distributions to shareholders	(3,144,402)	(9,358,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	40,306,400
Distributions reinvested	1,705,864	6,025,476
Cost of shares redeemed	(430,000)	(225,571,475)
Net increase (decrease) from capital share transactions	1,275,864	(179,239,599)
Net increase (decrease) in net assets	568,398	(178,810,371)

NET ASSETS:
Beginning of period	127,159,449	305,969,820
End of period	$127,727,847	$127,159,449

CAPITAL SHARE ACTIVITY:
Shares sold	—	1,625,838
Shares issued from reinvestment of distributions	68,718	242,524
Shares redeemed	(17,315)	(9,092,152)
Net increase (decrease) in shares	51,403	(7,223,790)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

FINANCIAL HIGHLIGHTS
GUGGENHEIM STRATEGY FUND II

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 03/31/2026[a]	Year Ended 09/30/2025	Year Ended 09/30/2024	Year Ended 09/30/2023	Year Ended 09/30/2022	Year Ended 09/30/2021
Per Share Data
Net asset value, beginning of period	$24.88	$24.80	$24.27	$23.96	$24.99	$24.97
Income (loss) from investment operations:
Net investment income (loss)[b]	0.63	1.33	1.33	1.15	0.49	0.35
Net gain (loss) on investments (realized and unrealized)	(0.04)	0.11	0.59	0.41	(1.02)	0.07
Total from investment operations	0.59	1.44	1.92	1.56	(0.53)	0.42
Less distributions from:
Net investment income	(0.73)	(1.36)	(1.39)	(1.25)	(0.50)	(0.40)
Total distributions	(0.73)	(1.36)	(1.39)	(1.25)	(0.50)	(0.40)
Net asset value, end of period	$24.74	$24.88	$24.80	$24.27	$23.96	$24.99

Total Return[c]	1.92%	5.95%	8.11%	6.62%	(2.08)%	1.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,728	$127,159	$305,970	$281,344	$287,366	$367,122
Ratios to average net assets:
Net investment income (loss)	5.08%	5.37%	5.40%	4.75%	2.01%	1.40%
Total expenses[d]	0.22%	0.17%	0.10%	0.13%	0.10%	0.10%
Net expenses	0.22%	0.17%	0.10%	0.13%	0.10%	0.10%
Portfolio turnover rate	24%	2%	36%	12%	33%	97%

[a]	Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.

18 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Charles Schwab Corp.
4.00%	200,000	$198,640
Total Preferred Stocks
(Cost $199,000)		198,640

	FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.6%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.9%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[a,b]	$1,748,820	1,758,010
2024-NQM8, 6.23% due 05/25/64[a,b]	968,588	976,683
2024-NQM6, 6.45% due 02/25/64[a,b]	966,849	975,843
2024-NQM7, 6.24% due 03/25/64[a,b]	934,870	942,168
2024-NQM1, 6.25% due 11/25/63[a,b]	386,217	387,555
2026-NQM5, 5.43% (WAC) due 01/25/66◊,a	150,000	149,999
2025-R1, 5.09% due 09/25/62[a,b]	95,977	95,251
GCAT Trust
2022-NQM3, 4.35% (WAC) due 04/25/67◊,a	1,388,026	1,319,286
2023-NQM2, 5.84% due 11/25/67[a,b]	1,038,743	1,035,121
2024-NQM2, 6.09% due 06/25/59[a,b]	861,229	867,098
2023-NQM3, 6.89% due 08/25/68[a,b]	273,350	275,001
2025-NQM4, 5.53% due 06/25/70[a]	256,477	257,353
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,a	933,186	792,604
2023-1, 4.75% due 09/26/67[a,b]	576,740	574,548
2024-4, 6.20% due 01/25/69[a,b]	543,859	547,782
2022-1, 3.29% (WAC) due 12/25/66◊,a	441,623	400,110
2025-12, 5.14% due 12/25/70[a,b]	192,058	190,622
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[a]	2,463,592	2,464,973
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,a	1,064,065	996,032
2026-VIS1, 4.79% (WAC) due 06/25/66◊,a	744,740	738,519
2026-CES1, 4.91% due 06/25/56[a,b]	339,631	336,913
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[a]	842,636	842,904
2021-GS4, 5.65% due 11/25/60[a]	822,509	823,019
2021-GS2, 5.75% due 04/25/61[a]	316,601	317,155
FIGRE Trust
2026-HE1, 4.98% (WAC) due 01/25/56◊,a	481,042	477,089
2026-HE1, 5.18% (WAC) due 01/25/56◊,a	481,042	476,119
2024-HE5, 5.44% (WAC) due 10/25/54◊,a	351,531	352,991
2025-HE8, 5.21% (WAC) due 11/25/55◊,a	275,210	273,485
2026-HE2, 5.05% (WAC) due 01/25/56◊,a	147,420	146,204
New Residential Mortgage Loan Trust
2020-1A, 3.50% (WAC) due 10/25/59◊,a	527,517	493,968
2018-2A, 3.50% (WAC) due 02/25/58◊,a	479,334	456,980
2025-NQM3, 5.53% (WAC) due 05/25/65◊,a	393,957	395,871
2017-5A, 5.29% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,a,c	152,071	151,526
Verus Securitization Trust
2021-5, 1.37% (WAC) due 09/25/66◊,a	489,718	424,364
2021-6, 1.89% (WAC) due 10/25/66◊,a	483,446	423,681
2025-12, 5.37% due 12/25/70[a,b]	294,884	293,680
2021-4, 1.35% (WAC) due 07/25/66◊,a	236,387	202,807
2021-3, 1.44% (WAC) due 06/25/66◊,a	126,227	112,876
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,a	1,228,056	1,154,632
NLT Trust
2026-NQM1, 6.61% due 02/25/71[a]	950,000	993,219
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,039,840	991,705
Towd Point Mortgage Trust
2026-CES1, 4.96% due 01/25/66[a,b]	635,074	631,102
2017-6, 2.75% (WAC) due 10/25/57◊,a	132,412	130,775
2018-2, 3.25% (WAC) due 03/25/58◊,a	108,069	107,187
HOMES Trust
2026-NQM1, 4.80% due 09/25/70[a]	479,337	475,530
2024-AFC2, 5.58% (WAC) due 10/25/59◊,a	354,905	356,031

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.6% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 27.9% (continued)
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,a	$700,000	$654,106
2026-INV2, 5.63% due 04/25/61[a,b]	175,000	175,963
HarborView Mortgage Loan Trust
2006-14, 4.09% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	803,631	766,695
Structured Asset Securities Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	703,569	688,345
CSMC Trust
2021-RPL4, 4.15% (WAC) due 12/27/60◊,a	414,532	413,075
2020-NQM1, 2.21% due 05/25/65[a]	249,437	239,542
PMT Loan Trust
2026-CNF3, 5.50% (WAC) due 04/25/57◊,a	350,000	349,508
2025-INV8, 6.00% (WAC) due 07/25/56◊,a	286,097	289,750
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	595,302	588,852
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM9, 5.22% due 09/25/70[a,b]	559,488	556,467
NovaStar Mortgage Funding Trust
2007-2, 3.99% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/37◊	536,892	531,915
Alternative Loan Trust
2007-OA7, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	455,313	422,400
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	425,049	416,597
Archwest Mortgage Trust
2025-RTL1, 5.20% due 10/25/40[a,b]	400,000	399,139
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,a	352,815	348,136
Cross Mortgage Trust
2026-NQM3, 5.13% (WAC) due 03/25/71◊,a	200,000	200,286
2026-NQM1, 4.95% due 02/25/61[a,b]	147,617	145,896
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[a,b]	340,197	342,158
PRPM LLC
2026-1, 5.19% due 02/25/31[a]	196,097	194,027
2026-2, 5.09% due 02/25/31[a,b]	119,288	118,909
SG Residential Mortgage Trust
2025-1, 5.10% (WAC) due 12/25/65◊,a	197,724	197,021
Barclays Mortgage Loan Trust
2026-CES1, 4.85% due 01/25/56[a,b]	195,470	193,561
Provident Funding Mortgage Trust
2026-1, 5.00% (WAC) due 01/25/56◊,a	147,537	145,529
BRAVO Residential Funding Trust
2025-NQM7, 5.46% (WAC) due 07/25/65◊,a	129,784	130,198
ACHM Trust
2025-HE3, 5.20% (WAC) due 11/25/55◊,a	95,050	94,274
Argent Securities, Inc. Asset- Backed Pass-Through Certificates
2005-W2, 4.53% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊,c	23,986	23,919
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,a,c	23,926	22,843
Banc of America Funding Trust
2015-R2, 4.05% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,a,c	12,380	12,367
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,a,c	8,817	8,784
Total Residential Mortgage-Backed Securities		36,256,633
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%
WMRK Commercial Mortgage Trust
2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,a	2,536,759	2,536,759
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.58% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,a	850,000	742,450

20 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.6% (continued)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9% (continued)
BX Commercial Mortgage Trust
2022-LP2, 5.23% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,a	$735,000	$734,540
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,d	37,143,455	603,146
Morgan Stanley Capital I Trust
2018-H3, 0.78% (WAC) due 07/15/51◊,d	36,541,529	524,448
BX Trust
2025-VOLT, 5.37% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 12/15/44◊,a	450,000	448,594
BXHPP Trust
2021-FILM, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,a	500,000	433,750
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.59% (WAC) due 06/15/51◊,d	21,870,044	214,077
Life Mortgage Trust
2021-BMR, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,a	80,100	79,299
Total Commercial Mortgage-Backed Securities		6,317,063
GOVERNMENT AGENCY - 1.8%
Freddie Mac
5.00% due 07/25/55[c]	1,000,000	998,832
Fannie Mae
6.50% due 04/25/49	486,468	490,473
5.00% due 05/25/52	280,874	280,176
Ginnie Mae
4.50% due 02/20/56	644,230	631,408
Total Government Agency		2,400,889
Total Collateralized Mortgage Obligations
(Cost $46,356,545)		44,974,585

CORPORATE BONDS - 33.4%
FINANCIAL - 18.4%
Brighthouse Financial Global Funding
5.55% due 04/09/27[a]	2,750,000	2,767,693
AEGON Funding Co. LLC
5.50% due 04/16/27[a]	2,650,000	2,673,305
F&G Global Funding
5.88% due 06/10/27[a]	1,900,000	1,922,294
HSBC Holdings plc
5.60% due 05/17/28[e]	1,750,000	1,769,659
Mutual of Omaha Companies, Global Funding
5.35% due 04/09/27[a]	1,750,000	1,765,386
Standard Chartered plc
5.69% due 05/14/28[a,e]	1,700,000	1,720,107
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,715,699
CNO Global Funding
5.88% due 06/04/27[a]	1,140,000	1,155,588
Barclays plc
4.52% due 02/24/32[e]	1,050,000	1,026,998
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88% due 10/15/26[a]	850,000	840,805
Societe Generale S.A.
5.52% due 01/19/28[a,e]	800,000	805,326
Cooperatieve Rabobank UA
4.66% due 08/22/28[a,e]	800,000	801,594
Jackson National Life Global Funding
5.60% due 04/10/26[a]	750,000	750,171
Lincoln Financial Global Funding
4.20% due 01/12/29[a]	700,000	692,169
SLM Corp.
3.13% due 11/02/26	600,000	594,469
Nationwide Building Society
4.65% due 07/14/29[a,e]	550,000	550,496
Host Hotels & Resorts, LP
4.25% due 12/15/28	325,000	321,148
BPCE S.A.
4.76% due 01/13/32[a,e]	325,000	320,496
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[a]	300,000	300,433
Protective Life Corp.
4.70% due 01/15/31[a]	300,000	297,110
Gabx Leasing LLC
4.63% due 04/15/31[a]	300,000	295,744
Morgan Stanley
4.71% due 03/12/32[e]	250,000	248,317
American National Group, Inc.
5.00% due 06/15/27	240,000	238,680
Brown & Brown, Inc.
4.60% due 12/23/26	175,000	175,517
Voya Global Funding
4.60% due 11/24/30[a]	150,000	147,735
Total Financial		23,896,939
CONSUMER, NON-CYCLICAL - 5.9%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,926,699
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,809,114

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
CORPORATE BONDS - 33.4% (continued)
CONSUMER, NON-CYCLICAL - 5.9% (continued)
Element Fleet Management Corp.
6.27% due 06/26/26[a]	$1,650,000	$1,654,298
IQVIA, Inc.
5.00% due 05/15/27[a]	1,000,000	996,220
Triton Container International Ltd.
2.05% due 04/15/26[a]	700,000	699,251
Medline Borrower, LP
3.88% due 04/01/29[a]	200,000	193,472
U.S. Foods, Inc.
7.25% due 01/15/32[a]	150,000	155,215
Block, Inc.
2.75% due 06/01/26	100,000	99,544
Sysco Corp.
4.40% due 07/25/31	100,000	96,986
Total Consumer, Non-cyclical		7,630,799
INDUSTRIAL - 2.8%
Penske Truck Leasing Co., LP / PTL Finance Corp.
5.35% due 01/12/27[a]	1,650,000	1,658,825
Weir Group plc
2.20% due 05/13/26[a]	1,091,000	1,087,274
Vontier Corp.
1.80% due 04/01/26	650,000	650,000
Jabil, Inc.
1.70% due 04/15/26	200,000	199,744
Esab Corp.
5.63% due 04/01/31[a]	25,000	25,175
Total Industrial		3,621,018
CONSUMER, CYCLICAL - 2.2%
LG Electronics, Inc.
5.63% due 04/24/27[a]	900,000	910,525
Live Nation Entertainment, Inc.
6.50% due 05/15/27[a]	875,000	876,113
LG Energy Solution Ltd.
5.00% due 04/02/29[a]	400,000	400,544
Air Canada
3.88% due 08/15/26[a]	330,000	328,355
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[a]	200,000	195,641
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[a]	150,000	146,622
Total Consumer, Cyclical		2,857,800
UTILITIES - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,751,442
TECHNOLOGY - 1.3%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,334,255
Salesforce, Inc.
4.65% due 03/15/29	300,000	300,621
Total Technology		1,634,876
COMMUNICATIONS - 1.2%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,425,274
Match Group Holdings II LLC
4.13% due 08/01/30[a]	150,000	139,010
Total Communications		1,564,284
ENERGY - 0.3%
Energy Transfer, LP
6.30% due 01/15/56	320,000	317,095
Venture Global Plaquemines LNG LLC
6.13% due 12/15/30[a]	125,000	128,553
Total Energy		445,648
Total Corporate Bonds
(Cost $43,303,078)		43,402,806

ASSET-BACKED SECURITIES - 23.7%
COLLATERALIZED LOAN OBLIGATIONS - 10.3%
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,a	2,250,000	2,243,307
2026-FL6 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43◊,a	100,000	99,199
STWD LLC
2025-FL4 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 11/19/42◊,a	1,300,000	1,293,526
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,a	1,154,450	1,153,473
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.55% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,a	840,999	841,671
KKR CLO 16 Ltd.
16 A2R3, 5.27% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 10/20/34◊,a	700,000	697,536
Madison Park Funding XLVIII Ltd.
2021-48A BR, 5.22% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 01/19/39◊,a	650,000	649,321

22 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 23.7% (continued)
COLLATERALIZED LOAN OBLIGATIONS - 10.3% (continued)
PFP Ltd.
2026-13 AS, 5.33% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 08/18/43◊,a	$650,000	$648,882
ACRES Commercial Realty Issuer LLC
2026-FL4 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/18/44◊,a	650,000	648,314
Cerberus Loan Funding 53 LLC
2025-4A B, 5.43% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/38◊,a	650,000	647,948
Acrec LLC
2026-FL4 AS, 5.28% (1 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 01/18/43◊,a	650,000	647,918
Owl Rock CLO XXIV LLC
2026-24A A, 5.06% (3 Month Term SOFR + 1.39%, Rate Floor: 1.39%) due 01/22/38◊,a	600,000	597,154
Hlend CLO LLC
2026-5A A2, 5.21% (3 Month Term SOFR + 1.55%, Rate Floor: 1.55%) due 04/15/39◊,a	300,000	299,999
2025-3A A, 5.07% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,a	250,000	248,952
CIFC Funding Ltd.
2015-4A A2R3, 5.09% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 01/17/39◊,a	500,000	497,504
THL Credit Lake Shore MM CLO I Ltd.
2019-1A A1R, 5.63% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,a	405,219	406,224
Golub Capital Partners CLO 49M Ltd.
2020-49A A2R2, 5.35% (3 Month Term SOFR + 1.68%, Rate Floor: 1.68%) due 07/20/38◊,a	300,000	300,017
BSPDF Issuer LLC
2026-FL3 AS, 5.35% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 09/18/43◊,a	300,000	299,078
AREIT Ltd.
2025-CRE11 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/25/43◊,a	300,000	299,019
LRECS LLC
2025-CRE1 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43◊,a	200,000	199,587
GS REFT Issuer Ltd.
2026-FL1 A, 5.17% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 04/19/43◊,a	150,000	150,000
Eldridge CLO Ltd.
2025-2A A2, 5.09% (3 Month Term SOFR + 1.45%, Rate Floor: 1.45%) due 01/20/39◊,a	150,000	149,252
Acore Issuer LLC 2026-FL1 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 08/20/43◊,a	100,000	99,839
Ares Direct Lending CLO 8 LLC
2025-4A B, 5.42% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/20/39◊,a	100,000	99,669
FS Rialto Issuer LLC
2026-FL11 AS, 5.33% (1 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 01/19/44◊,a	100,000	99,658
Sound Point CLO XIX Ltd.
2018-1A A, 4.93% (3 Month Term SOFR + 1.26%) due 04/15/31◊,a	56,322	56,279
Total Collateralized Loan Obligations		13,373,326
NET LEASE - 3.1%
Oak Street Investment Grade Net Lease Fund
2020-1A, 1.85% due 11/20/50[a]	2,116,766	1,926,867
New Economy Assets Phase 1 Sponsor LLC 2021-1, 1.91% due 10/20/61[a]	1,000,000	839,380
Capital Automotive REIT 2024-2A, 4.90% due 05/15/54[a]	563,000	562,703
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[a]	706,836	430,592
Store Master Funding I-VII 2018-1A, 4.29% due 10/20/48[a]	226,128	223,765
Total Net Lease		3,983,307

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 23.7% (continued)
TRANSPORT-CONTAINER - 2.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[a]	$1,380,000	$1,275,129
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[a]	851,245	789,151
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[a]	415,333	390,311
2020-1A, 2.73% due 08/21/45[a]	197,820	190,698
2021-3A, 1.94% due 08/20/46[a]	63,333	56,250
Total Transport-Container		2,701,539
SINGLE FAMILY RESIDENCE - 2.0%
STAR Trust
2025-SFR6, 5.07% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/17/42◊,a	750,000	750,000
2026-SFR7, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 05/17/43◊,a	300,000	300,000
FirstKey Homes Trust
2022-SFR1, 4.49% due 05/19/39[a]	750,000	745,566
Progress Residential Trust
2025-SFR6, 4.00% due 12/17/42[a]	650,000	613,617
Tricon Residential Trust
2025-SFR2, 5.42% due 08/17/44[a]	174,826	173,539
Total Single Family Residence		2,582,722
COLLATERALIZED DEBT OBLIGATIONS - 1.7%
Anchorage Credit Funding 4 Ltd.
2016-4A AR, 2.72% due 04/27/39[a]	2,250,000	2,173,282
INFRASTRUCTURE - 1.4%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[a]	1,300,000	1,286,724
VB-S1 Issuer LLC
2026-1A, 4.69% due 03/15/56[a]	300,000	294,763
2026-1A, 5.19% due 03/15/56[a]	200,000	196,639
Kinetic ABS Issuer LLC
2026-1A, 5.22% due 02/25/56[a]	100,000	99,715
Total Infrastructure		1,877,841
TRANSPORT-AIRCRAFT - 1.3%
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[a]	676,556	642,525
Slam Ltd.
2021-1A, 2.43% due 06/15/46[a]	515,200	488,402
MAPS Trust
2026-1A, 5.20% due 01/15/51[a]	246,970	241,241
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[a]	229,191	228,049
FTAI Aircraft Leasing Offshore SPV, LP
due 03/27/31[f]	147,373	147,373
Total Transport-Aircraft		1,747,590
WHOLE BUSINESS - 1.2%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[a]	1,184,375	1,175,826
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[a]	443,250	429,038
Total Whole Business		1,604,864
FINANCIAL - 0.5%
Ceamer Finance LLC
6.17% (WAC) due 12/15/40◊,c	350,000	348,108
Blackstone Strategic Cap Holding II
5.92% (1 Month Term SOFR + 2.25%) due 12/31/33◊,c	250,000	250,000
Total Financial		598,108
UNSECURED CONSUMER LOANS - 0.1%
GreenSky Home Improvement Issuer Trust
2025-3A, 4.86% due 12/27/60[a]	150,000	149,508
Total Asset-Backed Securities
(Cost $31,722,208)		30,792,087

REPURCHASE AGREEMENTS[g] - 3.1%
Bank of America Securities, Inc. issued
03/31/26 at 3.65% due 04/01/26	1,327,609	1,327,609
J.P. Morgan Securities LLC issued
03/31/26 at 3.66% due 04/01/26	1,106,341	1,106,341
BNP Paribas issued
03/31/26 at 3.65% due 04/01/26	995,707	995,707
Bank of Montreal issued
03/31/26 at 3.63% due 04/01/26	575,297	575,297
Total Repurchase Agreements
(Cost $4,004,954)		4,004,954

24 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	FACE AMOUNT	VALUE
SENIOR FLOATING RATE INTERESTS - 1.6%
FINANCIAL - 1.1%
Corelogic, Inc.
7.28% (1 Month Term SOFR + 3.50%, Rate Floor: 1.50%) due 06/02/28◊	$670,175	$639,602
Citadel Securities Global Holdings LLC
5.70% (3 Month Term SOFR + 2.00%) due 10/31/31◊	323,431	323,612
Jane Street Group LLC
5.67% (3 Month Term SOFR + 2.00%) due 12/15/31◊	293,041	287,347
Iron Mountain Information Management Services, Inc.
5.67% (1 Month Term SOFR + 2.00%) due 01/31/31◊	198,982	197,490
Total Financial		1,448,051
TECHNOLOGY - 0.2%
World Wide Technology Holding Co. LLC
5.67% (1 Month Term SOFR + 2.00%, Rate Floor: 0.50%) due 03/01/30◊	261,771	260,300
INDUSTRIAL - 0.1%
Brown Group Holding LLC
6.17% (3 Month Term SOFR + 2.50%, Rate Floor: 0.50%) due 07/01/31◊	200,000	200,176
ENERGY - 0.1%
Transmontaigne Operating Co., LP
5.92% (1 Month Term SOFR + 2.25%, Rate Floor: 1.50%) due 03/16/30◊	125,000	124,719
CONSUMER, NON-CYCLICAL - 0.1%
Prime Security Services Borrower LLC
5.41% (1 Month Term SOFR + 1.75%) due 03/07/32◊	99,497	97,958
Total Senior Floating Rate Interests
(Cost $2,169,373)		2,131,204

U.S. TREASURY BILLS - 0.7%
U.S. Treasury Bills
3.65% due 04/14/26[h,i]	850,000	848,882
Total U.S. Treasury Bills
(Cost $848,882)		848,882

	CONTRACTS/ NOTIONAL VALUE
OTC INTEREST RATE SWAPTIONS PURCHASEDj - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	1,989,000	10,892
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	1,778,000	8,181
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	1,328,000	6,070
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	1,105,000	6,051
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	1,105,000	5,058
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.25%	1,105,000	5,058
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	1,330,000	4,937
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	869,000	3,998
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	663,000	3,625
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.38%	663,000	3,625
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.43%	663,000	3,030
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.30%	662,000	2,457

Total OTC Interest Rate Swaptions Purchased
(Cost $62,431)		62,982

Total Investments - 97.2%
(Cost $128,666,471)		$126,416,140

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

	CONTRACTS/ NOTIONAL VALUE	VALUE
OTC INTEREST RATE SWAPTIONS WRITTENj - (0.0)%
Put Swaptions on:
Interest Rate Swaptions
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	663,000	$(1,925)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	662,000	(1,930)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	663,000	(2,518)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	663,000	(2,518)
The Toronto-Dominion Bank 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	869,000	(2,545)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,328,000	(3,857)
BNP Paribas 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,330,000	(3,877)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	1,105,000	(4,206)
Citibank, N.A. 2-Year Interest Rate Swap Expiring September 2026 with exercise rate of 3.95%	1,778,000	(5,163)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	1,989,000	(7,571)
Barclays Bank plc 2-Year Interest Rate Swap Expiring December 2026 with exercise rate of 3.95%	2,210,000	(8,412)
Total Interest Rate Swaptions		(44,522)

Total OTC Interest Rate Swaptions Written
(Premium received $59,219)		(44,522)

Other Assets & Liabilities, net - 2.8%		3,703,684
Total Net Assets - 100.0%		$130,075,302

◊	Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[a]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $94,249,748 (cost $95,633,072), or 72.5% of total net assets.
[b]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
[c]	Value determined based on Level 3 inputs — See Note 4.
[d]	Security is an interest-only strip.
[e]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[f]	Security has no stated coupon.
[g]	Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[h]	Rate indicated is the effective yield at the time of purchase.
[i]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2026.
[j]	Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.

LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

26 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)[a]
Interest Rate Futures Contracts Purchased
3-Month SOFR Futures Contracts	27	Dec 2027	$6,520,163	$(26,874)

Interest Rate Futures Contracts Sold Short
3-Month SOFR Futures Contracts	27	Dec 2026	6,504,638	$35,755

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)[a]
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Semi-Annually	03/16/31	$3,000,000	$306,420	$(497)	$306,917
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.61%	Annually	04/02/36	4,000,000	2,923	—	2,923
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/33	2,000,000	1,421	—	1,421
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.86%	Annually	04/02/36	1,000,000	875	—	875
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	23,250,000	(191,985)	102	(192,087)
								$119,654	$(395)	$120,049

OTC Interest Rate Swaptions Purchased

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/28/26	3.38%	$1,989,000	$10,892
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/28/26	3.43%	1,778,000	8,181
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/24/26	3.43%	1,328,000	6,070
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/28/26	3.38%	1,105,000	6,051

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

OTC Interest Rate Swaptions Purchased (continued)

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.25%	12/28/26	3.25%	$1,105,000	$5,058
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.25%	12/28/26	3.25%	1,105,000	5,058
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.30%	09/25/26	3.30%	1,330,000	4,937
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/28/26	3.43%	869,000	3,998
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/24/26	3.38%	663,000	3,625
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.38%	12/24/26	3.38%	663,000	3,625
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.43%	09/24/26	3.43%	663,000	3,030
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.30%	09/25/26	3.30%	662,000	2,457
								$62,982

OTC Interest Rate Swaptions Written

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Put
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	$663,000	$(1,925)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/25/26	3.95%	662,000	(1,930)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/24/26	3.95%	663,000	(2,518)
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/24/26	3.95%	663,000	(2,518)
The Toronto-Dominion Bank 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/28/26	3.95%	869,000	(2,545)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	1,328,000	(3,857)
BNP Paribas 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/25/26	3.95%	1,330,000	(3,877)

28 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

OTC Interest Rate Swaptions Written (continued)

Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Bank of America, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	$1,105,000	$(4,206)
Citibank, N.A. 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	09/24/26	3.95%	1,778,000	(5,163)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	1,989,000	(7,571)
Barclays Bank plc 2-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.95%	12/28/26	3.95%	2,210,000	(8,412)
								$(44,522)

[a]	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Assets)	Prices	Inputs	Inputs	Total
Preferred Stocks	$—	$198,640	$—	$198,640
Collateralized Mortgage Obligations	—	43,756,314	1,218,271	44,974,585
Corporate Bonds	—	43,402,806	—	43,402,806
Asset-Backed Securities	—	30,193,979	598,108	30,792,087
Repurchase Agreements	—	4,004,954	—	4,004,954
Senior Floating Rate Interests	—	2,131,204	—	2,131,204
U.S. Treasury Bills	—	848,882	—	848,882
Interest Rate Swaptions Purchased	—	62,982	—	62,982
Interest Rate Futures Contracts[a]	35,755	—	—	35,755
Interest Rate Swap Agreements[a]	—	312,136	—	312,136
Total Assets	$35,755	$124,911,897	$1,816,379	$126,764,031

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Liabilities)	Prices	Inputs	Inputs	Total
Interest Rate Swaptions Written	$—	$44,522	$—	$44,522
Interest Rate Futures Contracts[a]	26,874	—	—	26,874
Interest Rate Swap Agreements[a]	—	192,087	—	192,087
Total Liabilities	$26,874	$236,609	$—	$263,483

[a]	Reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at				Weighted
Category	March 31, 2026	Valuation Technique	Unobservable Inputs	Input Range	Average
Assets:
Asset-Backed Securities	$348,108	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	250,000	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	998,832	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	219,439	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,816,379

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of $219,439 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Total realized gains (losses) included in earnings
Assets
Asset-Backed Securities	$239,802	$600,000	$(240,570)	$—
Collateralized Mortgage Obligations	—	1,003,698	(4,167)	—
Total Assets	$239,802	$1,603,698	$(244,737)	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers into Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2026
Assets
Asset-Backed Securities	$(1,124)	$—	$598,108	$(1,892)
Collateralized Mortgage Obligations	(699)	219,439	1,218,271	(699)
Total Assets	$(1,823)	$219,439	$1,816,379	$(2,591)

30 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70	6.14%	11/01/29
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40	6.16%	04/25/28
Barclays Mortgage Loan Trust 2026-CES1, 4.85% due 01/25/56	5.85%	02/01/30
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
Cross Mortgage Trust 2026-NQM1, 4.95% due 02/25/61	5.95%	01/01/30
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
JP Morgan Mortgage Trust 2026-CES1, 4.91% due 06/25/56	5.91%	01/01/30
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70	6.22%	11/01/29
NYMT Loan Trust 2026-INV2, 5.63% due 04/25/61	6.63%	03/01/30
OBX Trust 2024-NQM1, 6.25% due 11/25/63	7.25%	12/01/27
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2025-R1, 5.09% due 09/25/62	6.09%	11/01/29
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
PRPM LLC 2026-2, 5.09% due 02/25/31	8.09%	02/01/29
Towd Point Mortgage Trust 2026-CES1, 4.96% due 01/25/66	6.13%	01/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70	6.37%	12/01/29

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2026
GUGGENHEIM STRATEGY FUND III

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2026, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America Securities, Inc. 3.65% Due 04/01/2026	$1,327,609	$1,327,744	U.S. Treasury Strips 0.00% Due 05/15/40	$2,697,421	$1,354,162
J.P. Morgan Securities LLC 3.66% Due 04/01/2026	1,106,341	1,106,453	U.S. Treasury Inflation-Protected Security 1.13% Due 10/15/30	940,000	941,961
			U.S. Treasury Strips 0.00% Due 11/15/27	44	41
			U.S. Treasury Strips 0.00% Due 02/15/27	192,800	186,580
				1,132,844	1,128,582
BNP Paribas 3.65% Due 04/01/2026	995,707	995,808	U.S. Treasury Note 4.50% Due 12/31/31	1,800	1,863
			U.S. Treasury Strips 0.00% Due 08/15/32	911,166	701,318
			U.S. Treasury Strips 0.00% Due 02/15/51	1,101,300	312,545
				2,014,266	1,015,726
Bank of Montreal 3.63% Due 04/01/2026	575,297	575,355	U.S. Treasury Bond 4.63% Due 11/15/45	598,200	586,917

32 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
GUGGENHEIM STRATEGY FUND III

March 31, 2026

ASSETS:
Investments, at value (cost $124,661,517)	$122,411,186
Repurchase agreements, at value (cost $4,004,954)	4,004,954
Cash	4,501,357
Segregated cash due from broker	10,000
Prepaid expenses	3,038
Receivables:
Investments sold	1,169,664
Interest	1,019,115
Foreign tax reclaims	8,422
Total assets	133,127,736

LIABILITIES:
Options written, at value (premiums received $59,219)	44,522
Payable for:
Investments purchased	2,781,809
Distributions to shareholders	104,363
Variation margin on interest rate swap agreements	21,805
Trustees’ fees and expenses*	11,305
Transfer agent fees	3,453
Variation margin on futures contracts	1,012
Other liabilities	84,165
Total liabilities	3,052,434
NET ASSETS	$130,075,302

NET ASSETS CONSIST OF:
Paid-in capital	$136,109,985
Total distributable earnings (loss)	(6,034,683)
Net assets	$130,075,302
Capital shares outstanding	5,237,289
Net asset value per share	$24.84

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

STATEMENT OF OPERATIONS (Unaudited)
GUGGENHEIM STRATEGY FUND III

Six Months Ended March 31, 2026

INVESTMENT INCOME:
Dividends	$67,977
Interest (net of foreign withholding tax of $166)	3,315,040
Total investment income	3,383,017

EXPENSES:
Professional fees	68,770
Trustees’ fees and expenses*	41,020
Custodian fees	18,647
Fund accounting fees	16,342
Transfer agent fees	5,984
Miscellaneous	21,210
Total expenses	171,973
Net expenses	171,973
Net investment income	3,211,044
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	32,481
Swap agreements	(139,348)
Futures contracts	1
Net realized loss	(106,866)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,020,042)
Swap agreements	480,993
Futures contracts	8,881
Options purchased	551
Options written	14,697
Net change in unrealized appreciation (depreciation)	(514,920)
Net realized and unrealized loss	(621,786)
Net increase in net assets resulting from operations	$2,589,258

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

34 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
GUGGENHEIM STRATEGY FUND III

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,211,044	$9,284,951
Net realized gain (loss) on investments	(106,866)	653,724
Net change in unrealized appreciation (depreciation) on investments	(514,920)	44,120
Net increase in net assets resulting from operations	2,589,258	9,982,795

Distributions to shareholders	(3,171,515)	(9,608,713)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	81,110,000
Distributions reinvested	2,532,590	8,133,959
Cost of shares redeemed	—	(313,156,803)
Net increase (decrease) from capital share transactions	2,532,590	(223,912,844)
Net increase (decrease) in net assets	1,950,333	(223,538,762)
NET ASSETS:
Beginning of period	128,124,969	351,663,731
End of period	$130,075,302	$128,124,969

CAPITAL SHARE ACTIVITY:
Shares sold	—	3,258,789
Shares issued from reinvestment of distributions	101,641	326,240
Shares redeemed	—	(12,575,979)
Net increase (decrease) in shares	101,641	(8,990,950)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

FINANCIAL HIGHLIGHTS
GUGGENHEIM STRATEGY FUND III

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 03/31/2026[a]	Year Ended 09/30/2025	Year Ended 09/30/2024	Year Ended 09/30/2023	Year Ended 09/30/2022	Year Ended 09/30/2021
Per Share Data
Net asset value, beginning of period	$24.95	$24.89	$24.29	$24.02	$25.14	$25.07
Income (loss) from investment operations:
Net investment income (loss)[b]	0.62	1.33	1.29	1.13	0.50	0.39
Net gain (loss) on investments (realized and unrealized)	0.04	0.10	0.65	0.41	(1.10)	0.09
Total from investment operations	0.66	1.43	1.94	1.54	(0.60)	0.48
Less distributions from:
Net investment income	(0.77)	(1.37)	(1.34)	(1.27)	(0.52)	(0.41)
Total distributions	(0.77)	(1.37)	(1.34)	(1.27)	(0.52)	(0.41)
Net asset value, end of period	$24.84	$24.95	$24.89	$24.29	$24.02	$25.14

Total Return[c]	2.03%	5.91%	8.15%	6.56%	(2.40)%	1.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,075	$128,125	$351,664	$328,633	$299,138	$343,945
Ratios to average net assets:
Net investment income (loss)	2.76%	5.33%	5.25%	4.66%	2.03%	1.55%
Total expenses[d]	0.15%	0.14%	0.10%	0.13%	0.10%	0.11%
Net expenses	0.15%	0.14%	0.10%	0.13%	0.10%	0.11%
Portfolio turnover rate	26%	3%	37%	17%	34%	101%

[a]	Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.

36 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4%
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 38.0%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[a,b]	$624,578	$627,861
2024-NQM8, 6.23% due 05/25/64[a,b]	359,761	362,768
2024-NQM6, 6.45% due 02/25/64[a,b]	349,140	352,388
2024-NQM7, 6.24% due 03/25/64[a,b]	347,237	349,948
2026-NQM4, 5.53% due 02/25/66[a,b]	250,000	249,459
2026-NQM5, 5.74% due 01/25/66[a,b]	200,000	199,999
2025-R1, 5.19% due 09/25/62[a,b]	95,977	95,251
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[a]	913,467	913,979
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[a,b]	403,956	402,547
2024-NQM2, 6.09% due 06/25/59[a,b]	319,885	322,065
2023-NQM3, 6.89% due 08/25/68[a,b]	136,675	137,500
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[a]	377,734	377,854
2021-GS4, 5.65% due 11/25/60[a]	274,169	274,339
2021-GS2, 5.75% due 04/25/61[a]	131,917	132,148
FIGRE Trust
2026-HE1, 5.43% (WAC) due 01/25/56◊,a	481,042	476,148
2026-HE2, 5.55% (WAC) due 01/25/56◊,a	150,000	148,858
2025-HE8, 5.46% (WAC) due 11/25/55◊,a	137,605	136,349
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[a,b]	216,277	215,455
2024-4, 6.20% due 01/25/69[a,b]	211,501	213,026
2022-1, 3.29% (WAC) due 12/25/66◊,a	157,723	142,897
2025-12, 5.14% due 12/25/70[a,b]	96,029	95,311
Towd Point Mortgage Trust
2026-CES1, 5.32% due 01/25/66[a,b]	500,000	496,869
2018-2, 3.25% (WAC) due 03/25/58◊,a	45,029	44,661
Verus Securitization Trust
2026-3, 5.33% due 03/25/71[a,b]	250,000	248,043
2025-12, 5.37% due 12/25/70[a,b]	245,737	244,734
2021-3, 1.44% (WAC) due 06/25/66◊,a	54,097	48,376
NYMT Loan Trust
2025-CP1, 3.75% (WAC) due 11/25/69◊,a	550,000	513,941
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,a	526,310	494,842
HOMES Trust
2026-NQM1, 5.16% due 09/25/70[a,b]	479,337	474,133
Home Equity Loan Trust
2007-FRE1, 3.98% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	428,204	408,382
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,a	416,373	389,752
CSMC Trust
2021-RPL4, 4.15% (WAC) due 12/27/60◊,a	276,355	275,383
2020-NQM1, 2.21% due 05/25/65[a]	117,916	113,238
New Residential Mortgage Loan Trust
2020-1A, 3.50% (WAC) due 10/25/59◊,a	213,858	200,257
2018-2A, 3.50% (WAC) due 02/25/58◊,a	194,730	185,648
HarborView Mortgage Loan Trust
2006-14, 4.09% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	401,816	383,347
NLT Trust
2026-NQM1, 6.61% due 02/25/71[a]	350,000	365,923
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	341,191	337,473
Cross Mortgage Trust
2026-NQM3, 5.48% due 03/25/71[a,b]	200,000	199,959
2026-NQM1, 5.16% due 02/25/61[a,b]	98,411	97,448
Structured Asset Securities Corp. Mortgage Loan Trust
2007-BC4, 4.42% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	256,596	251,043
LHOME Mortgage Trust
2026-RTL1, 4.91% due 01/25/41[a,b]	250,000	249,042
SG Residential Mortgage Trust
2025-1, 5.35% due 12/25/65[a,b]	247,155	245,777
PRPM LLC
2026-1, 5.19% due 02/25/31[a]	122,561	121,267
2026-2, 5.09% due 02/25/31[a,b]	95,430	95,127

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 47.4% (continued)
RESIDENTIAL MORTGAGE-BACKED SECURITIES - 38.0% (continued)
NovaStar Mortgage Funding Trust
2007-2, 3.99% (1 Month Term SOFR + 0.31%, Rate Floor: 0.20%) due 09/25/37◊	$209,876	$207,930
Soundview Home Loan Trust
2006-OPT5, 4.07% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	193,946	190,089
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,a	176,407	174,068
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[a,b]	130,845	131,599
Archwest Mortgage Trust
2025-RTL1, 5.20% due 10/25/40[a,b]	100,000	99,785
Saluds Grade Alternative Mortgage Trust
2025-RRTL1, 5.66% due 10/25/40[a,b]	100,000	99,560
ACHM Trust
2025-HE3, 5.45% (WAC) due 11/25/55◊,a	95,050	94,123
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM9, 5.22% due 09/25/70[a,b]	93,248	92,745
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,a	37,280	35,573
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,a,c	19,141	18,274
Argent Securities, Inc. Asset- Backed Pass-Through Certificates
2005-W2, 4.53% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊,c	11,993	11,960
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,a,c	4,408	4,392
Total Residential Mortgage-Backed Securities		13,870,913
COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.3%
WMRK Commercial Mortgage Trust
2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,a	1,005,956	1,005,956
MTN Commercial Mortgage Trust
2022-LPFL, 6.62% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,a	800,000	798,479
BX Commercial Mortgage Trust
2022-LP2, 5.23% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,a	350,000	349,781
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.58% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,a	350,000	305,715
BXHPP Trust
2021-FILM, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,a	250,000	216,875
Benchmark Mortgage Trust
2019-B14, 0.74% (WAC) due 12/15/62◊,d	8,504,945	156,318
BX Trust
2025-VOLT, 5.37% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 12/15/44◊,a	100,000	99,688
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,d	18,652,041	62,727
Life Mortgage Trust
2021-BMR, 4.89% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,a	37,380	37,006
Total Commercial Mortgage-Backed Securities		3,032,545
MILITARY HOUSING - 0.7%
GMAC Commercial Mortgage Asset Corp.
2025-WPAFB, 7.15% due 08/10/36[a,c]	235,708	251,092
GOVERNMENT AGENCY - 0.4%
Fannie Mae
6.50% due 04/25/49	162,156	163,491
Total Collateralized Mortgage Obligations
(Cost $17,738,346)		17,318,041

38 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 45.0%
COLLATERALIZED LOAN OBLIGATIONS - 17.1%
BXMT Ltd.
2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,a	$1,000,000	$997,026
2026-FL6 B, 5.63% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/43◊,a	130,000	128,890
Cerberus Loan Funding XXXII, LP
2021-2A A, 5.55% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,a	840,999	841,672
Owl Rock CLO IV Ltd.
2020-4A A1R, 5.52% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,a	577,225	576,736
PFP Ltd.
2026-13 C, 5.68% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 08/18/43◊,a	500,000	500,422
ACRES Commercial Realty Issuer LLC
2026-FL4 C, 5.93% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/18/44◊,a	500,000	498,498
Acrec LLC
2026-FL4 C, 5.68% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/18/43◊,a	500,000	496,742
STWD LLC
2025-FL4 AS, 5.38% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 11/19/42◊,a	300,000	298,506
THL Credit Lake Shore MM CLO I Ltd.
2019-1A A1R, 5.63% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,a	270,146	270,816
GS REFT Issuer Ltd.
2026-FL1 C, 5.82% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 04/19/43◊,a	250,000	250,000
AREIT Ltd.
2025-CRE11 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 07/25/43◊,a	250,000	249,182
Hlend CLO LLC
2025-3A A, 5.07% (3 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 01/20/37◊,a	250,000	248,952
FS Rialto Issuer LLC
2026-FL11 C, 5.73% (1 Month Term SOFR + 2.05%, Rate Floor: 2.05%) due 01/19/44◊,a	250,000	248,940
Eldridge CLO Ltd.
2025-2A C, 5.49% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 01/20/39◊,a	150,000	150,109
Brsp Ltd.
2026-FL3 C, 5.78% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 08/19/43◊,a	150,000	149,336
LRECS LLC
2025-CRE1 AS, 5.43% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/19/43◊,a	100,000	99,793
Acore Issuer LLC
2026-FL1 C, 5.78% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 08/20/43◊,a	100,000	99,636
BSPDF Issuer LLC
2026-FL3 C, 5.75% (1 Month Term SOFR + 2.10%, Rate Floor: 2.10%) due 09/18/43◊,a	100,000	99,360
Sound Point CLO XIX Ltd.
2018-1A A, 4.93% (3 Month Term SOFR + 1.26%) due 04/15/31◊,a	22,529	22,512
Total Collateralized Loan Obligations		6,227,128
TRANSPORT-AIRCRAFT - 7.1%
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46[a]	162,726	155,023
2021-1, 2.64% due 10/15/46[a]	159,565	151,539
Slam Ltd.
2021-1A, 2.43% due 06/15/46[a]	280,000	265,436
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[a,b]	253,263	249,742
Castlelake Aircraft Structured Trust
2026-1A, 5.07% due 03/15/51[a]	250,000	245,397
MAST Ltd.
2026-1A, 5.13% due 02/15/51[a]	248,512	244,281

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 45.0% (continued)
TRANSPORT-AIRCRAFT - 7.1% (continued)
Phantom Aviation
2026-1A, 5.24% due 01/15/51[a]	$249,032	$244,142
AASET Trust
2025-3A, 5.24% due 02/16/50[a]	245,141	241,766
MAPS Trust
2026-1A, 5.20% due 01/15/51[a]	246,970	241,240
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[a]	221,726	220,352
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46[a]	156,997	149,219
FTAI Aircraft Leasing Offshore SPV, LP
due 03/27/31[e]	105,267	105,267
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[a]	91,676	91,220
Total Transport-Aircraft		2,604,624
NET LEASE - 4.9%
Oak Street Investment Grade Net Lease Fund
2020-1A, 1.85% due 11/20/50[a]	962,166	875,849
SVC ABS LLC
2026-1A, 5.80% due 03/20/56[a]	250,000	246,651
Capital Automotive REIT
2026-1A, 5.07% due 02/15/56[a,c]	249,740	246,075
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[a]	282,734	172,237
CMFT Net Lease Master Issuer LLC
2021-1, 2.57% due 07/20/51[a]	191,541	164,867
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[a]	90,451	89,506
Total Net Lease		1,795,185
INFRASTRUCTURE - 4.7%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[a]	500,000	494,894
VB-S1 Issuer LLC
2026-1A, 6.84% due 03/15/56[a]	250,000	251,055
2026-1A, 5.19% due 03/15/56[a]	150,000	147,479
Switch ABS Issuer LLC
2026-1A, 5.61% due 03/27/56[a]	250,000	249,941
Compass Datacenters Issuer III LLC
2026-1A, 5.29% due 02/25/56[a]	150,000	146,902
MetroNet Infrastructure Issuer LLC
2026-1A, 5.27% due 04/20/56[a]	125,000	125,404
Surf Internet
5.49% due 03/20/56[c]	100,000	100,000
Kinetic ABS Issuer LLC
2026-1A, 5.22% due 02/25/56[a]	100,000	99,715
Consolidated Communications LLC / Fidium Fiber Finance Holdco LLC
2026-1A, 5.42% due 03/20/56[a]	100,000	98,631
Total Infrastructure		1,714,021
COLLATERALIZED DEBT OBLIGATIONS - 3.3%
Anchorage Credit Funding 4 Ltd.
2016-4A AR, 2.72% due 04/27/39[a]	1,250,000	1,207,379
TRANSPORT-CONTAINER - 3.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[a]	575,000	531,304
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[a]	178,000	167,276
2020-1A, 2.73% due 08/21/45[a]	89,918	86,681
2021-3A, 1.94% due 08/20/46[a]	63,333	56,250
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[a]	313,617	290,740
Total Transport-Container		1,132,251
FINANCIAL - 2.0%
Blackstone Strategic Cap Holding II
5.92% (1 Month Term SOFR + 2.25%) due 12/31/33◊,c	400,000	400,000
Pilatus Bank plc
6.32% due 03/31/40	250,000	250,000
Ceamer Finance LLC
6.17% (WAC) due 12/15/40◊,c	100,000	99,459
Total Financial		749,459
WHOLE BUSINESS - 1.4%
SERVPRO Master Issuer LLC
2025-1A, 5.53% due 10/25/55[a]	149,625	147,965

40 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 45.0% (continued)
WHOLE BUSINESS - 1.4% (continued)
Jersey Mike's Funding LLC
2026-1A, 5.48% due 02/15/56[a]	$150,000	$147,418
Planet Fitness Master Issuer LLC
2024-1A, 6.24% due 06/05/54[a]	98,500	100,218
Wendy's Funding LLC
2025-1A, 5.42% due 12/15/55[a]	99,750	98,732
Total Whole Business		494,333
SINGLE FAMILY RESIDENCE - 1.1%
STAR Trust
2026-SFR7, 5.68% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/43◊,a	250,000	250,000
Progress Residential Trust
2025-SFR6, 4.00% due 12/17/42[a]	150,000	141,604
Total Single Family Residence		391,604
UNSECURED CONSUMER LOANS - 0.3%
GreenSky Home Improvement Issuer Trust
2025-3A, 4.86% due 12/27/60[a]	100,000	99,672
Total Asset-Backed Securities
(Cost $16,769,371)		16,415,656

REPURCHASE AGREEMENTS[f] - 3.9%
Bank of America Securities, Inc.
issued 03/31/26 at 3.65% due 04/01/26	470,540	470,540
J.P. Morgan Securities LLC issued
03/31/26 at 3.66% due 04/01/26	392,117	392,117
BNP Paribas issued
03/31/26 at 3.65% due 04/01/26	352,905	352,905
Bank of Montreal issued 03/31/26 at 3.63% due 04/01/26	203,901	203,901
Total Repurchase Agreements
(Cost $1,419,463)		1,419,463

SENIOR FLOATING RATE INTERESTS - 0.6%
FINANCIAL - 0.6%
Citadel Securities Global Holdings LLC
5.70% (3 Month Term SOFR + 2.00%) due 10/31/31◊	117,611	117,677
Jane Street Group LLC
5.67% (3 Month Term SOFR + 2.00%) due 12/15/31◊	97,680	95,783
Total Financial		213,460
Total Senior Floating Rate Interests
(Cost $215,241)		213,460

U.S. TREASURY BILLS - 0.5%
U.S. Treasury Bills
3.65% due 04/14/26[g,h]	170,000	169,776
Total U.S. Treasury Bills
(Cost $169,776)		169,776
Total Investments - 97.4%
(Cost $36,312,197)		$35,536,396
Other Assets & Liabilities, net - 2.6%		942,979
Total Net Assets - 100.0%		$36,479,375

◊	Variable rate security. Rate indicated is the rate effective at March 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[a]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $30,606,211 (cost $31,095,770), or 83.9% of total net assets.
[b]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2026. See table below for additional step information for each security.
[c]	Value determined based on Level 3 inputs — See Note 4.
[d]	Security is an interest-only strip.
[e]	Security has no stated coupon.
[f]	Repurchase Agreements — The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[g]	Rate indicated is the effective yield at the time of purchase.
[h]	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2026.

LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)[a]
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$1,300,000	$132,782	$(206)	$132,988
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.61%	Annually	04/02/36	2,500,000	1,827	—	1,827
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.72%	Annually	04/02/33	1,700,000	1,208	—	1,208
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.86%	Annually	04/02/36	500,000	438	—	438
Bank of America Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	1,750,000	(14,451)	18	(14,469)
								$121,804	$(188)	$121,992

[a]	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.

CME — Chicago Mercantile Exchange

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2026 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations	$—	$17,032,323	$285,718	$17,318,041
Asset-Backed Securities	—	15,570,122	845,534	16,415,656
Repurchase Agreements	—	1,419,463	—	1,419,463
Senior Floating Rate Interests	—	213,460	—	213,460
U.S. Treasury Bills	—	169,776	—	169,776
Interest Rate Swap Agreements[a]	—	136,461	—	136,461
Total Assets	$—	$34,541,605	$1,131,252	$35,672,857

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities (Liabilities)	Prices	Inputs	Inputs	Total
Interest Rate Swap Agreements[a]	$—	$14,469	$—	$14,469

[a]	Reported as unrealized appreciation/depreciation at period end.

42 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2026	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$746,075	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	99,459	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	251,092	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	34,626	Third Party Pricing	Vendor Price	—	—
Total Assets	$1,131,252

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2026, the Fund had securities with a total value of $34,626 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2026:

	Beginning Balance	Purchases/ (Receipts)	(Sales, maturities and paydowns)/ Fundings	Amortization of premiums/ discounts	Total realized gains (losses) included in earnings
Assets
Asset-Backed Securities	$89,926	$849,949	$(90,475)	$—	$—
Collateralized Mortgage Obligations	—	253,393	—	(959)	—
Total Assets	$89,926	$1,103,342	$(90,475)	$(959)	$—

	Total change in unrealized appreciation (depreciation) included in earnings	Transfers into Level 3	Ending Balance	Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2026
Assets
Asset-Backed Securities	$(3,866)	$—	$845,534	$(4,155)
Collateralized Mortgage Obligations	(1,342)	34,626	285,718	(1,342)
Total Assets	$(5,208)	$34,626	$1,131,252	$(5,497)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27
Angel Oak Mortgage Trust 2025-12, 5.14% due 12/25/70	6.14%	11/01/29
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28
Archwest Mortgage Trust 2025-RTL1, 5.20% due 10/25/40	6.16%	04/25/28
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27
Cross Mortgage Trust 2026-NQM3, 5.48% due 03/25/71	6.48%	03/01/30
Cross Mortgage Trust 2026-NQM1, 5.16% due 02/25/61	6.16%	01/01/30
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28
HOMES Trust 2026-NQM1, 5.16% due 09/25/70	6.16%	01/01/30
LHOME Mortgage Trust 2026-RTL1, 4.91% due 01/25/41	6.08%	07/25/28
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM9, 5.22% due 09/25/70	6.22%	11/01/29
OBX Trust 2026-NQM5, 5.74% due 01/25/66	6.68%	03/01/30
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28
OBX Trust 2025-R1, 5.19% due 09/25/62	6.19%	11/01/29
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28
OBX Trust 2026-NQM4, 5.53% due 02/25/66	6.53%	03/01/30
PRPM LLC 2026-2, 5.09% due 02/25/31	8.09%	02/01/29
Saluds Grade Alternative Mortgage Trust 2025-RRTL1, 5.66% due 10/25/40	6.71%	03/01/28
SG Residential Mortgage Trust 2025-1, 5.35% due 12/25/65	6.35%	12/01/29
Towd Point Mortgage Trust 2026-CES1, 5.32% due 01/25/66	6.38%	01/01/30
Verus Securitization Trust 2026-3, 5.33% due 03/25/71	6.33%	03/01/30
Verus Securitization Trust 2025-12, 5.37% due 12/25/70	6.37%	12/01/29

44 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2026
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At March 31, 2026, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America Securities, Inc. 3.65% Due 04/01/2026	$470,540	$470,588	U.S. Treasury Note 4.13% Due 11/15/27	$470,800	$479,956
J.P. Morgan Securities LLC 3.66% Due 04/01/2026	392,117	392,157	U.S. Treasury Note 4.25% Due 12/31/26	300	304
			U.S. Treasury Strips 0.00% Due 11/15/30	480,370	399,696
				480,670	400,000
BNP Paribas 3.65% Due 04/01/2026	352,905	352,941	U.S. Treasury Inflation-Protected Security 1.63% - 1.88% Due 04/15/30 - 07/15/34	340,600	355,944
			U.S. Treasury Note 1.13% - 4.25% Due 10/31/26 - 12/31/28	2,300	2,297
			U.S. Treasury Strips 0.00% Due 11/15/29 - 05/15/50	5,554	1,603
			U.S. Treasury Strips 0.00% Due 02/15/40 - 02/15/48	400	157
				348,854	360,001
Bank of Montreal 3.63% Due 04/01/2026	203,901	203,922	U.S. Treasury Bond 4.63% Due 11/15/45	212,000	208,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

March 31, 2026

ASSETS:
Investments, at value (cost $34,892,734)	$34,116,933
Repurchase agreements, at value (cost $1,419,463)	1,419,463
Cash	1,397,493
Prepaid expenses	2,916
Receivables:
Investments sold	302,812
Interest	138,666
Total assets	37,378,283

LIABILITIES:
Payable for:
Investments purchased	830,603
Distributions to shareholders	19,268
Trustees’ fees and expenses*	5,646
Variation margin on interest rate swap agreements	3,472
Transfer agent fees	3,453
Fund accounting	80
Other liabilities	36,386
Total liabilities	898,908
NET ASSETS	$36,479,375

NET ASSETS CONSIST OF:
Paid-in capital	$38,163,156
Total distributable earnings (loss)	(1,683,781)
Net assets	$36,479,375
Capital shares outstanding	1,473,567
Net asset value per share	$24.76

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

46 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

Six Months Ended March 31, 2026

INVESTMENT INCOME:
Interest	$883,068
Total investment income	883,068

EXPENSES:
Professional fees	45,095
Trustees’ fees and expenses*	16,279
Fund accounting fees	11,081
Custodian fees	8,770
Insurance	6,985
Transfer agent fees	5,984
Printing fees	5,584
Miscellaneous	6,952
Total expenses	106,730
Net expenses	106,730
Net investment income	776,338
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(567)
Swap agreements	(62,953)
Net realized loss	(63,520)
Net change in unrealized appreciation (depreciation) on:
Investments	(240,120)
Swap agreements	136,627
Net change in unrealized appreciation (depreciation)	(103,493)
Net realized and unrealized loss	(167,013)
Net increase in net assets resulting from operations	$609,325

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

STATEMENTS OF CHANGES IN NET ASSETS
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$776,338	$2,607,957
Net realized gain (loss) on investments	(63,520)	212,785
Net change in unrealized appreciation (depreciation) on investments	(103,493)	(81,695)
Net increase in net assets resulting from operations	609,325	2,739,047

Distributions to shareholders	(799,957)	(2,685,705)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	5,000,000	49,615,250
Distributions reinvested	684,838	2,428,365
Cost of shares redeemed	—	(153,839,424)
Net increase (decrease) from capital share transactions	5,684,838	(101,795,809)
Net increase (decrease) in net assets	5,494,206	(101,742,467)

NET ASSETS:
Beginning of period	30,985,169	132,727,636
End of period	$36,479,375	$30,985,169

CAPITAL SHARE ACTIVITY:
Shares sold	201,126	1,995,813
Shares issued from reinvestment of distributions	27,567	97,481
Shares redeemed	—	(6,186,000)
Net increase (decrease) in shares	228,693	(4,092,706)

48 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GUGGENHEIM VARIABLE INSURANCE STRATEGY FUND III

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended 03/31/2026[a]	Year Ended 09/30/2025	Year Ended 09/30/2024	Year Ended 09/30/2023	Year Ended 09/30/2022	Year Ended 09/30/2021
Per Share Data
Net asset value, beginning of period	$24.89	$24.87	$24.29	$24.01	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	0.60	1.34	1.30	1.11	0.47	0.40
Net gain (loss) on investments (realized and unrealized)	0.01	0.06	0.62	0.39	(1.04)	0.06
Total from investment operations	0.61	1.40	1.92	1.50	(0.57)	0.46
Less distributions from:
Net investment income	(0.74)	(1.38)	(1.34)	(1.22)	(0.48)	(0.40)
Total distributions	(0.74)	(1.38)	(1.34)	(1.22)	(0.48)	(0.40)
Net asset value, end of period	$24.76	$24.89	$24.87	$24.29	$24.01	$25.06

Total Return[c]	1.96%	5.76%	8.12%	6.35%	(2.27)%	1.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,479	$30,985	$132,728	$119,353	$116,684	$131,060
Ratios to average net assets:
Net investment income (loss)	4.81%	5.38%	5.28%	4.60%	1.89%	1.61%
Total expenses[d]	0.66%	0.40%	0.16%	0.22%	0.18%	0.18%
Net expenses	0.66%	0.40%	0.16%	0.22%	0.18%	0.18%
Portfolio turnover rate	32%	– [e]	35%	18%	35%	107%

[a]	Unaudited figures for the period ended March 31, 2026. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[e]	Less than 1.0%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL

NOTES TO FINANCIAL STATEMENTS (Unaudited)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies

Organization

Guggenheim Strategy Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”) may make investments in the Funds. At March 31, 2026, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Diversification Status
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM”, or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

50 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate or (iv) the Secured Overnight Financing Rate (“SOFR”). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” under the federal laws and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

52 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(g) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(h) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(k) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the tax year ended September 30, 2025 and concluded that no additional provisions for income tax were required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

54 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 1 ‒ Organization and Significant Accounting Policies (continued)

(l) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(m) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(n) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(o) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2026, are disclosed in the Funds’ Statements of Operations.

(p) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at March 31, 2026.

(q) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 2 ‒ Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purpose:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Strategy Fund II	Duration, Hedge, Speculation	$543,333	$—
Strategy Fund III	Duration, Hedge, Speculation	2,210,000	—

56 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Strategy Fund II	Duration, Hedge, Income	$—	$543,333
Strategy Fund III	Duration, Hedge, Income	—	2,210,000

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed upon amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds' Statements of Assets and Liabilities; securities held as collateral are noted on the Funds' Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strategy Fund II	Duration, Hedge	$1,693,379	$1,690,254
Strategy Fund III	Duration, Hedge	1,774,060	1,770,800

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Strategy Fund II	Duration	$—	$51,666,667
Strategy Fund III	Duration	—	57,108,333
Variable Insurance Strategy Fund III	Duration	—	11,541,667

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2026:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate futures contracts	—	Variation margin on futures contracts
Interest rate swap agreements	—	Variation margin on interest rate swap agreements
Interest rate option contracts	Investments, at value	Options written, at value

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2026:

	Asset Derivative Investments Value
				Options
	Futures	Swaps	Options	Purchased
	Interest	Interest	Written	Interest	Total Value at
	Rate	Rate	Interest	Rate	March 31,
Fund	Risk*	Risk*	Rate Risk	Risk	2026
Strategy Fund II	$34,351	$4,426	$—	$15,484	$54,261
Strategy Fund III	35,755	312,136	—	62,982	410,873
Variable Insurance Strategy Fund III	—	136,461	—	—	136,461

	Liability Derivative Investments Value
				Options
	Futures	Swaps	Options	Purchased
	Interest	Interest	Written	Interest	Total Value at
	Rate	Rate	Interest	Rate	March 31,
Fund	Risk*	Risk*	Rate Risk	Risk	2026
Strategy Fund II	$25,804	$218,937	$10,946	$—	$255,687
Strategy Fund III	26,874	192,087	44,522	—	263,483
Variable Insurance Strategy Fund III	—	14,469	—	—	14,469

58 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

*	Includes cumulative appreciation (depreciation) as reported on the Funds' Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds' Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Interest rate swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Interest rate option contracts	Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended March 31, 2026:

	Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
			Options	Options
	Swaps Interest Rate	Futures Interest Rate	Written Interest Rate	Purchased Interest Rate
Fund	Risk	Risk	Risk	Risk	Total
Strategy Fund II	$(237,724)	$—	$—	$—	$(237,724)
Strategy Fund III	(139,348)	1	—	—	(139,347)
Variable Insurance Strategy Fund III	(62,953)	—	—	—	(62,953)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
			Options	Options
	Swaps Interest Rate	Futures Interest Rate	Written Interest Rate	Purchased Interest Rate
Fund	Risk	Risk	Risk	Risk	Total
Strategy Fund II	$522,420	$8,547	$3,613	$136	$534,716
Strategy Fund III	480,993	8,881	14,697	551	505,122
Variable Insurance Strategy Fund III	136,627	—	—	—	136,627

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 2 ‒ Financial Instruments and Derivatives (continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 ‒ Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments as of March 31, 2026.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[a]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strategy Fund II	Interest Rate Swaptions Purchased	$15,484	$—	$15,484	$—	$—	$15,484

60 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 3 ‒ Offsetting (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[a]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strategy Fund III	Interest Rate Swaptions Purchased	$62,982	$—	$62,982	$—	$—	$62,982

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[a]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Strategy Fund II	Interest Rate Swaptions Written	$10,946	$—	$10,946	$—	$—	$10,946
Strategy Fund III	Interest Rate Swaptions Written	44,522	—	44,522	—	—	44,522

[a]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative instruments as of March 31, 2026.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Strategy Fund II	J.P. Morgan Securities LLC	Futures Contracts	$10,000	$—
Strategy Fund III	J.P. Morgan Securities LLC	Futures Contracts	10,000	—

Note 4 ‒ Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 4 ‒ Fair Value Measurement (continued)

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 ‒ Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds do not pay GI advisory fees.

The Funds pay operating expenses, such as audit and accounting related services, legal services, custody, printing and mailing, among others. Certain expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2026, the Funds did not waive or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

The Bank of New York Mellon Corp. ("BNY") serves as the Funds’ administrator, transfer agent, custodian and accounting agent. Prior to December 15, 2025, MUFG Investor Services (US), LLC (“MUIS”) served as the Funds’ administrator and accounting agent. Prior to February 23, 2026, MUIS served as the Funds' transfer agent. Prior to September 29, 2025, U.S. Bank, N.A. served as the Funds' custodian. As administrator, transfer agent and accounting agent, BNY maintains the books and records of the Funds’ securities and cash. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, BNY is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement of certain out of pocket expenses. For providing the aforementioned transfer agent and custodian services, BNY is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and reimbursement of certain out of pocket expenses.

62 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 6 ‒ Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At March 31, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

	Tax	Tax Unrealized	Tax Unrealized	Net Tax Unrealized Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Strategy Fund II	$125,961,689	$426,606	$(2,934,965)	$(2,508,359)
Strategy Fund III	128,609,609	833,831	(2,942,892)	(2,109,061)
Variable Insurance Strategy Fund III	36,312,197	225,819	(879,628)	(653,809)

Note 7 ‒ Securities Transactions

For the period ended March 31, 2026, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Strategy Fund II	$26,744,027	$30,549,228
Strategy Fund III	29,646,531	31,485,097
Variable Insurance Strategy Fund III	15,340,440	9,338,591

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)	March 31, 2026

Note 7 ‒ Securities Transactions (continued)

For the period ended March 31, 2026, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Strategy Fund II	$1,641,748	$173,149
Strategy Fund III	1,641,748	179,058
Variable Insurance Strategy Fund III	—	43,928

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended March 31, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

Note 8 ‒ Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,115,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 26, 2025, at which time the line of credit was renewed as a 364-day committed, $1,190,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2026.

Note 9 ‒ Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

64 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)	March 31, 2026

Note 10 ‒ Recent Accounting Pronouncements

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)— Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

Note 11 ‒ Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 ‒ Subsequent Events

On April 27, 2026, shareholders of Guggenheim Strategy Fund II approved the reorganization of Guggenheim Strategy Fund II with and into the Guggenheim Ultra Short Income ETF, a newly organized series of Guggenheim Funds Trust, pursuant to an agreement and plan of reorganization. The reorganization is expected to close during the second quarter of 2026, or such other date as may be agreed upon.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 65

OTHER INFORMATION

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC’s website at https:// www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available to shareholders, upon request and without charge, by calling 800.820.0888.

66 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

ITEM 8: CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 67

ITEM 9: PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Note: This is not applicable for any fund included in this document.

68 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

ITEM 10: REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT | 69

ITEM 11: STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Note: This is not applicable for any fund included in this document.

70 | THE GUGGENHEIM STRATEGY FUNDS TRUST SEMI-ANNUAL FINANCIAL REPORT

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Strategy Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	May 29, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	May 29, 2026

*	Print the name and title of each signing officer under his or her signature.